Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash consists of:
Cash	$ 302	$ 237
Short-term investments	8	157
Restricted cash	22	23
Cash, cash equivalents, and restricted cash	$ 332	$ 417